Significant Accounting Policies (Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	23,449,062	64,675,011
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	23,449,062	16,712,070
Share Purchase Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		47,962,941